Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated EBITDA (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Net income	₱ 10,735	₱ 26,676	₱ 24,580
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Financing costs – net	11,766	10,414	10,086
Foreign exchange losses (gains) – net (Notes 5 and 28)	4,685	3,890	(1,488)
Equity share in net losses of associates and joint ventures (Note 11)	3,304	1,101	2,328
Provision for income tax	2,774	7,478	8,441
Other non-recurring expenses	504	148
Amortization of intangible assets (Notes 15)	228	2,822	2,496
Interest income (Note 5)	(653)	(656)	(1,210)
Loss (gains) on derivative financial instruments - net (Note 28)	(2,322)	(1,400)	378
Other income (expenses) - net	(35,790)	(6,742)	(6,933)
Net loss (gain) on debt modification (Note 5)	295	(1,372)
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)
Gain on sale and leaseback of telecom towers - gross of expenses (Note 9)	(25,234)
Gains on dilution of shares (Notes 5 and 11)	(660)	(826)	(394)
Gains on sale of property and equipment (Note 5)	(148)	(884)	(3,369)
Others	(2,352)	(4,544)	(6,539)
Total adjustments	83,210	69,224	61,578
Consolidated EBITDA	93,945	95,900	86,158
VIH [Member]
Disclosure of operating segments [line items]
Net income	(8,155)	(5,541)	(4,880)
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	182	218	237
Equity share in net losses of associates and joint ventures (Note 11)	3,026	2,237	2,392
Provision for income tax	2	2	5
Gains on dilution of shares (Notes 5 and 11)	₱ (660)	₱ (826)	₱ (394)